Annual Total Returns[BarChart] - Direxion Monthly SP 500 Bear 2X Fund - Investor Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(33.74%)	(12.47%)	(29.65%)	(46.27%)	(25.52%)	(9.08%)	(23.22%)	(32.51%)	7.29%	(42.85%)